Contingencies (Details Textual) ₨ in Millions, $ in Millions, $ in Millions	12 Months Ended							60 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 MXN ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 ₨ / Acre-acre	Mar. 31, 2013 INR (₨)	Mar. 31, 2006 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2018 INR (₨)	Jan. 18, 2018 INR (₨)	Jan. 18, 2018 USD ($)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions	₨ 4,218.0								₨ 3,785.0
Demand made by Indian Sales Tax Authorities to the company	297.0
VAT Provision Recorded	₨ 51.0
Security Deposit For Expansion On Turnover	1.00%	1.00%	1.00%
Provision For Cost Of Expansion	₨ 29.4
Payment Of Costs and Damages | $		$ 72
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions	342.0
Issued Notice Demanding Payment By NPPA															₨ 776.0
Deposit Made On Demand													₨ 100.0
Bank Guarantee												₨ 676.0
Amount Directed to be Deposited by Court														₨ 100.0
Bank Guarantee Directed by Delhi High Court to be Furnished															₨ 676.0
Income Tax Disallowances [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items	2,008.0
Transfer pricing adjustments [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items	739.0		$ 207
Profit On Disallowed Items	89.0		$ 25
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Potential liability recorded towards FSA charges	₨ 219.0
Total amount approved by APERC for collection regarding FSA charges								₨ 482.0
Payments under protest				₨ 354.0
Fuel and energy expense						₨ 55.0
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty							₨ 77.0
Percentage of amount discharged against penalty							50.00%
Issued Notice Demanding Payment By NPPA							₨ 285.0									₨ 30.0
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / Acre-acre					0.0013
Pollution compensation per acre fixed for wet land | ₨ / Acre-acre					0.0017
Consumer Product Safety Commission [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid										₨ 319.0	$ 5